Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Derivatives and Hedging Activities (Textual)
Notional principal amount of hedging contracts	$ 2,192	$ 8,636
Derivatives designated as cash flow hedging instruments, assets	$ 88
Derivatives designated as cash flow hedging instruments, liabilities		$ 3